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Defined Asset Funds[SM]

Select Series

The 1998 Domestic Year-Ahead Portfolio

[ML logo] Merrill Lynch

1998 is a new year....It's time for fresh thinking, and a renewed focus on your investment portfolio.

It's time to think ahead. The Merrill Lynch -- Defined Asset Funds (SM) Select Series 1998 Year-Ahead Portfolio can help you get the coming investment year into focus.

Make your resolution to think ahead.

An investment strategy should never be static. As your life changes, so should your portfolio. That's why at Merrill Lynch, we believe in the importance of on-going communication between you and your Financial Consultant. Will your investment goals be the same next year? How about your tolerance for risk and your time horizon? Your Financial Consultant will be happy to help you think ahead by analyzing these important questions, and coming up with informed solutions.

The Portfolio

The Defined Asset Funds (SM) 1998 Year-Ahead Portfolio seeks capital appreciation by investing for approximately one year in a Portfolio consisting of U.S. common stocks. The Portfolio was selected for potential growth in 1998 by the Merrill Lynch Global Research and Economic Group.

The Select Strategy

Like each Portfolio in the Defined Asset Funds Select Series, the 1998 Year-Ahead Portfolio follows a "Buy and Hold" strategy of investing for approximately one year according to a stated investment objective. After one year, a new Portfolio is researched and compiled based on a similar selection process. You can reinvest your earnings into the new Portfolio annually, if available, or you can redeem your investment.

Is the 1998 Year-Ahead Portfolio Right for You?

If you investment goal is capital appreciation, without concern for current income, the 1998 Year-Ahead Portfolio may be an appropriate choice. Although this is a one-year Portfolio, it is designed to be a part of a longer term investment strategy. We believe more consistent results are likely if the Select Strategy is followed for at least three to five years.

Select Domestic Year-Ahead Portfolio -- 1998

----------------------------------------------------------------------------------------------
Company                             Symbol      Description
Bank of New York                    BK          Provides a variety of banking and related
Company, Incorporated                           services to individuals and corporations
                                                worldwide.
----------------------------------------------------------------------------------------------
Chubb Corporation                   CB          Chubb provides property and casualty
                                                insurance and real estate development
                                                throughout the U.S., Canada, Europe,
                                                Latin American and Asia Pacific.
----------------------------------------------------------------------------------------------
Comcast Corporation                 CMCSK       A communications company with
                                                domestic and international interests in
                                                cable TV, wireless and wireline
                                                communications.
----------------------------------------------------------------------------------------------
Cracker Barrel Old Country          CBRL        Owns and operates 319 country store
Store, Incorporated                             restaurants throughout the U.S.
----------------------------------------------------------------------------------------------
Delta Air Lines,                    DAL         Major air carrier providing air
Incorporated                                    transportation for passengers, freight and
                                                mail to locations throughout the U.S. and
                                                abroad.
----------------------------------------------------------------------------------------------
DST Systems, Incorporated           DST         Provides information processing and
                                                computer software services to banks,
                                                mutual funds, insurance companies and
                                                other financial service industries.
----------------------------------------------------------------------------------------------
Fannie Mae                          FNM         Federally chartered, private corporation
                                                that purchases both government-backed
                                                and conventional mortgages from lenders
                                                to facilitate housing ownership for low-to
                                                middle-income home buyers.
----------------------------------------------------------------------------------------------
Guidant Corporation                 GDT         Designs, develops and manufactures
                                                products used in cardiac rhythm
                                                management, coronary artery disease
                                                intervention and other minimally invasive
                                                surgery.  Its products are marketed to
                                                hospitals, doctors and specialists in the
                                                U.S. and abroad.
----------------------------------------------------------------------------------------------
Masco Corporation                   MAS         Manufactures building, home
                                                improvement and consumer products
                                                which include faucets, specialty bath
                                                items, kitchen and bath cabinetry, ranges
                                                and refrigerators.  Masco also provides
                                                the installation of insulation and other
                                                building products.
----------------------------------------------------------------------------------------------
Office Depot, Incorporated          ODP         Operates 582 office product warehouse
                                                stores in the U.S. and Canada.  Office
                                                Depot sells branded merchandise and
                                                provides business services primarily to
                                                small and medium-sized businesses as
                                                well as the home office market.
----------------------------------------------------------------------------------------------
Pfizer, Incorporated                PFE         Produces ethical drugs, hospital products,
                                                consumer products and animal health
                                                items.  Products include "Zoloft"
                                                antidepressant, "Zithromax" antibiotic,
                                                "Aricept" for Alzheimer's disease and
                                                "Lipitor" for high cholesterol.
----------------------------------------------------------------------------------------------
Protective Life Corporation         PL          Produces, distributes and services a
                                                variety of insurance and investment
                                                products through its subsidiaries.
                                                Products include individual life insurance,
                                                dental insurance, group life/health
                                                insurance and annuities.
----------------------------------------------------------------------------------------------
Questar Corporation                 STR         This holding company explores, produces,
                                                gathers, purchases, transmits, markets,
                                                stores and distributes natural gas.  Questar
                                                also produces and sells oil, provides data
                                                processing and manages real estate.
----------------------------------------------------------------------------------------------
Tenet Healthcare                    THC         Through its subsidiaries, Tenet owns and
Corporation                                     operates 130 acute-care hospitals and
                                                numerous related health-care services
                                                throughout the U.S.
----------------------------------------------------------------------------------------------


Merrill Lynch Research: A Reputation for Excellence

With more than 400 equity research analysts globally, Merrill Lynch has earned its reputation as a world-class research organization. Its Global Research team provides in-depth coverage of more than 2,000 companies in 53 countries worldwide.

Defining Your Risks

The following are important facts to keep in mind when considering this investment for your portfolio. Please read them carefully. Your Merrill Lynch Financial Consultant will be happy to answer any questions you may have.

o The Portfolio is designed for investors able and willing to assume the risks generally associated with equity investments.

o The Portfolio is not appropriate for investors seeking preservation of capital or high current income.

o    There can be no assurance that the Portfolio will meet its objective.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that stock prices will not decrease. Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 28%.

o With major U.S. equity indices at all-time highs, it is important to be aware that short-term market movements may have an impact on your equity portfolio. Your Merrill Lynch Financial Consultant will be happy to discuss these issues with you.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year end will reflect the actual amount paid to you (net of the deferred sales charge and the charge for organizational expenses). Accordingly, you should not increase your basis in your units by the deferred sales charge and the charge for organizational expenses.

Defining Your Cost

Low Initial Sales Charge/Reduced Charge for Rollovers

First-time investors pay an initial sales charge of about 1% when they buy. All investors pay a deferred sales charge of 1.75% per 1,000 units, deducted in each of the last ten months of the Portfolio ($17.50 total).

                                   As a % of
Sales                           Public Offering       Amount per
Charges                              Price            1,00 Units
---------------------------------------------------------------------

Initial Sales Charge                 1.00%              $10.00
Deferred Sales Charge                1.75%              $17.50
                                ----------------------------------

Maximum Sales Charge                 2.75%              $27.50

Estimated Annual Operating Expenses
   (as a % of net assets)            0.25%               $2.56
---------------------------------------------------------------------

If you sell your units before termination, the remaining balance of your deferred sales charge is deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial charge is waived. You only pay the $17.50 deferred fee and operating expenses.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

Amount                     Total Sales Charge as a % of the
Purchased                       Public Offering Price
---------------------------------------------------------------
Less than $50,000                       2.75%
$50,000 to $99,999                      2.50%
$100,000 to $249,999                    2.00%
$250,000 to $999,999                    1.75%
$1,000,000 or more                      1.00%
---------------------------------------------------------------


The Time To Think Ahead Is Now!

Call your Merrill Lynch Financial Consultant for a free prospectus containing more complete information, including all charges and expenses. Read it carefully before you invest.

Information contained herein is subject to amendment. A registration statement relating to the next Year-Ahead Series has been filed with the Securities and Exchange Commission. The securities of the new offering may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

Other Merrill Lynch Research-Based Funds

1998 Year-Ahead International Portfolio
Focus on Financials Portfolio

Other Select Series

Select Ten Portfolio (DJIA)
Hong Kong Portfolio (Hang Seng Index)
Japan Portfolio (Nikkei Index)
United Kingdom Portfolio (Financial Times Index)
Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Intrinsic Value Portfolio
Select Standard & Poor's Industry Turnaround Portfolio

Equity Investor Funds Concept Series

Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund 2
Tele o Global Trust 2

Equity Investor Funds Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities Income Funds
International Bond Funds
Municipal Investment Funds

11572BR-12/97
[Copyright logo] 1997 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.